Earnings per Unit (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Net income	$ 21,247	$ 22,728
General Partner
Net income	21	31
Earnings per unit basic and diluted	$ 0.7	$ 1.04
Weighted average number of units outstanding, basic and diluted	30,397	30,000
Common Unitholders
Net income	11,413	7,038
Earnings per unit basic and diluted	$ 0.74	$ 1.04
Weighted average number of units outstanding, basic and diluted	15,381,464	6,735,000
Subordinated Unitholders
Net income	$ 9,813	$ 15,659
Earnings per unit basic and diluted	$ 0.65	$ 1.04
Weighted average number of units outstanding, basic and diluted	14,985,000	14,985,000